JPMORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I
JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan Value Advantage Fund

JPMORGAN TRUST II
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
(collectively, the “JPMT II Funds”)

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

JPMORGAN VALUE OPPORTUNITIES FUND INC.

JPMorgan Value Opportunities Fund

(collectively, all the Funds listed above are referred to as the “Funds”)

(Class A, Class B and Class C Shares)

Supplement dated January 4, 2007
to the Prospectuses regarding Class A, Class B and Class C Shares dated November 1, 2006

The second paragraph in the section “How to Do Business — Sales Charges — How the Class B and Class C CDSC is Calculated” is deleted and replaced with the following paragraphs:

•	For Class B and Class C Shares of the Funds (other the JPMT II Funds) purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C Shares of these Funds purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

•	With respect to Class B Shares of the JPMT II Funds purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares purchased on or after November 1, 2002, and Class C Shares, of the JPMT II Funds, the CDSC is based on the original cost.

•	You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ-0107